DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - Globis Acquisition Corp [Member] - USD ($)			4 Months Ended	9 Months Ended
	Dec. 15, 2021	Dec. 15, 2020	Dec. 31, 2020	Sep. 30, 2021	Oct. 31, 2021	Oct. 13, 2021	Jul. 19, 2021	Dec. 07, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Issued, Price Per Share		$ 10.10
Proceeds from Issuance Initial Public Offering		$ 116,150,000		$ 115,000,000
Sale of Stock, Consideration Received on Transaction		6,541,841
Expense Related to Distribution or Servicing and Underwriting Fees		2,300,000
Stock Issued During Period, Value, Issued for Services		$ 4,025,000
Stock Issued During Period, Shares, Issued for Services		402,500
Payments of Stock Issuance Costs		$ 216,841		2,516,841
Debt Instrument, Face Amount			$ 100,000	1,000,000			$ 2,000,000
[custom:CashHeldOutsideTrust-0]		202,068		8,413
Marketable Securities, Noncurrent			116,150,000	116,155,627
[custom:WorkingCapital-0]		$ 432,087		1,037,663
Taxes Payable				150,000
Equity Method Investment, Ownership Percentage		80.00%
Marketable Securities				$ 116,155,627
Franchise [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Taxes Payable			$ 12,314
Globis SPAC LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Acquisition, Share Price				$ 10.10
Business Acquisition, Percentage of Voting Interests Acquired		50.00%
Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Acquisition, Share Price			$ 10.10
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Liquidation Basis of Accounting, Costs and Incomes	as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest (which interest shall be net of taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law,
Debt Instrument, Face Amount						$ 3,000,000
Subsequent Event [Member] | Globis SPAC LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Acquisition, Description of Acquired Entity	Pursuant to the terms of the Company’s Amended and Restated Certificate of Incorporation, in order for the time available for the Company to consummate a Business Combination to be extended, one or both of the Sponsors or their affiliates or designees, upon five days’ advance notice prior to the applicable deadline, must deposit into the trust account $1,150,000 ($0.10 per Unit, up to an aggregate of $2,300,000), on or prior to the date of the applicable deadline, for each three month extension.
Liquidation Basis of Accounting, Costs and Incomes	as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest (which interest shall be net of taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Property, Plant and Equipment, Net			$ 5,000,001	$ 5,000,001
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Face Amount							$ 2,000,000
Taxes Payable				$ 100,000
Maximum [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Face Amount					$ 3,000,000	$ 3,000,000
Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues		4,188,889	4,188,889
Shares Issued, Price Per Share		$ 0.75
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues		11,500,000
Proceeds from Issuance Initial Public Offering		$ 115,000,000	$ 115,000,000
Payments of Stock Issuance Costs			$ 2,516,841
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues		1,500,000
Shares Issued, Price Per Share		$ 10.00
Equity Method Investment, Ownership Percentage								21.00%
Over-Allotment Option [Member] | Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Issued, Price Per Share		$ 11.50
Private Securities [Member] | Globis SPAC LLC and Up and Up Capital, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues		100,833
Shares Issued, Price Per Share		$ 10.00